Operating and Finance Leases (Details 2)	12 Months Ended
Dec. 31, 2019 USD ($)
Operating Leases
Lease expense	$ 479,389
Sublease rental income	(9,173)
Net lease expense	470,217
Finance Leases
Amortization of property and equipment	1,569
Interest on lease liabilities	348
Total finance lease cost	$ 1,917